Initial Public Offering (Details Textual) (USD $)	1 Months Ended			12 Months Ended		35 Months Ended			1 Months Ended	12 Months Ended	1 Months Ended			1 Months Ended
	May 31, 2011	Mar. 24, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Mar. 31, 2012	Dec. 31, 2010	Mar. 28, 2013 Subsequent Event [Member]	Dec. 31, 2011 Unit Purchase Option [Member]	May 31, 2011 Underwriters [Member]	Mar. 31, 2011 Shareholder [Member]	Mar. 24, 2011 Shareholder [Member]	Mar. 28, 2013 Aqr Funds [Member] Maximum [Member] Subsequent Event [Member]
Stock Issued During Period, Shares, New Issues					3,600,000
Sale of Stock, Price Per Share			$ 10
Proceeds from initial public offering			$ 34,712,656	$ 0	$ 36,000,000	$ 36,000,000					$ 540,000
Ordinary shares, par value (in dollars per share)				$ 0.001	$ 0.001	$ 0.001		$ 0.001
Warrant Right Common Stock Excercise Price							7.50
Class Of Warrant Or Right Redemption Convenant Description				The Company may redeem the Warrants, at a price of $0.01 per Warrant upon 30 days' notice while the Warrants are exercisable, only in the event that the last sale price of the ordinary shares is at least $15.00 per share for any 20 trading days within a 30 trading day period ending on the third day prior to the date on which notice of redemption is given.
Shares Issued During Period In Excess Of Over Allotment To Under Writers	52,975
Shares Issued During Period Value In Excess Of Over Allotment To Underwriters	529,750
Stock Issued During Period Shares New Issues Including Stock Issued To Underwriters					3,652,975
Stock Issued During Period Value New Issues Including Stock Issued To Underwriters					36,529,750
Amount Deposited In Trust					36,606,096
Proceeds from private placement of insider warrants			1,638,800	0	1,638,800	1,638,800
Underwriter Commission Percentage					5.00%
Class Of Warrant Or Right Purchased													2,185,067
Proceeds from Issuance of Warrants												1,638,800
Class of Warrant or Right, Exercise Price of Warrants or Rights		0.75
Unit Purchase Option Issue Price		100
Deferred underwriters fees			1,008,000	1,022,833	1,022,833	1,022,833
Discount On Underwriter Commission Percentage					2.80%
Proceeds From Unit Purchase Option					215,000
Unit Purchase Option Excercise Price		$ 12
Noninterest Expense Offering Cost		100
Unit Purchase Option Fair Value			1,220,400
Unit Purchase Option Price Per Unit		$ 3.39
Fair Value Assumptions, Expected Volatility Rate										43.55%
Fair Value Assumptions, Risk Free Interest Rate										1.44%
Stock Redeemed or Called During Period, Shares									3,008,955					23,014
Stock Redeemed or Called During Period, Value									$ 30,149,729.10